SEMI ANNUAL REPORT

JUNE 30, 1997

MUTUAL QUALIFIED FUND

[FRANKLIN TEMPLETON LOGO]

                            Franklin Mutual Advisers
                        Senior Portfolio Management Team

In its continuing efforts to strengthen the investment team, the fund's advisor recently named as vice presidents the people pictured to the lower right. These individuals have over 36 combined years of experience with Mutual Series. We have also added several people to the research and trading side who have excellent back- grounds and great enthusiasm. Our greatest resource in finding the right people is our reputation as a dynamic and creative investment organization.

[PHOTO OF SENIOR PORTFOLIO MANAGEMENT TEAM APPEARS HERE]

Left to right: Lawrence N. Sondike, Robert Friedman, Peter A. Langerman, Raymond Garea, Jeff Altman, Michael Price (seated)

[PHOTO OF MANAGEMENT TEAM APPEARS HERE]

Left to right top: Susan Potto, David Winters, Greg Gigliotti
Bottom: Leigh Walzer, Tom Price

SHAREHOLDER LETTER

Your Fund's Objective: The Mutual Qualified Fund seeks capital appreciation with income as a secondary objective by investing primarily in common and preferred stocks, bonds, and convertible securities. The fund may also invest in foreign securities.

Dear Shareholder:

We are pleased to bring you this semi-annual report of the Mutual Qualified Fund, which covers the six months ended June 30, 1997.

To borrow a phrase from another age, the first half of 1997 was a bit like "the best of times." This description is apt for obvious reasons: equity markets continued moving to record levels supported by large capital inflows, relatively stable interest rates, and high investor confidence. When things are this favorable, the contrarian asks how long these conditions can last, or even more starkly, "Are the worst of times ahead?" We are not in the business of making market calls (fortunately), although unbridled optimism makes our job tougher. The good news for us is that even in upbeat markets, we have been able to find and buy stocks that fit our defensive style and conservative valuation standards. During the reporting period, the fund's cash level actually dropped from its December 31, 1996 level of 22.6% and represented 17.8% of the fund's total net assets on June 30, 1997.

CONTENTS

Shareholder Letter ..............     1

Performance Summaries
 Class Z ........................     6
 Class I.........................     8
 Class II........................     9

Statement of Investments.........    13

Financial Statements.............    24

Notes to Financial Statements....    27

[FUND CATEGORY GRAPHIC APPEARS HERE]

-----------------------------------------------------------------------------
                                 PORTFOLIO BREAKDOWN
                          Based on Total Net Assets 6/30/97
-----------------------------------------------------------------------------

Equities ........................................... 77.5%
Bonds ..............................................  2.5%
Short-Term Obligations & Other Net Assets .......... 20.0%
-----------------------------------------------------------------------------




-----------------------------------------------------------------------------
                                 TOP 10 INDUSTRIES
                          Based on Total Net Assets 6/30/97
-----------------------------------------------------------------------------

Multi-Industry...................................... 8.0%
Broadcasting & Publishing........................... 7.5%
Food & Household Products........................... 6.4%
Financial Services.................................. 6.0%
Energy Sources...................................... 5.2%
Insurance........................................... 5.0%
Health & Personal Care.............................. 4.4%
Transportation...................................... 3.8%
Beverages & Tobacco................................. 3.7%
Telecommunications.................................. 3.1%
-----------------------------------------------------------------------------




The Mutual Qualified Fund - Class Z provided a six-month total return of 13.73%, as discussed in the Performance Summary on page 6. The Lipper Growth and Income Fund Average was 15.52%(1), while the Standard and Poor 500(R) Stock Index (S&P 500(R)) had a 20.61%(2) return over the same period. The largest capitalization stocks in the S&P 500 performed the best. For example, if one were to calculate the performance of this index excluding the 25 largest stocks in the index, the total return for the period dropped to under 17%.

While an index may be up more than 17% in a quarter, as the S&P 500 was from April through June of this year, we believe that our value approach is the best way to achieve consistent, long-term appreciation with relatively low risk and low volatility. When we buy a security, it is because our analysis tells us that it is worth significantly more than we are paying. Passive investment management, or indexing, may lead to greater returns in a specific time period, but unless one has blind faith in stocks generally, this kind of investing can be scary. Conventional wisdom, which is what indexing reflects, can be "the blind leading the blind" or a road to achieving mediocre returns with high volatility. If the markets are less benign than they have been this past quarter, then many investors may have a rude awakening to the perils of indexing. The mix of our investments -- cheap stocks, special situations such as deals and spin-offs, and bankruptcies -- is intended to provide opportunity for the best risk-adjusted returns in a wide variety of market conditions.

1. Source: Lipper Growth and Income Fund average consists of 626 funds. Lipper calculations do not include sales charges; past and current expense reductions by the fund's manager increased the fund's total return. If these factors had been considered, the fund's performance relative to the Lipper average may have been different. Past performance is not predictive of future results.

2. Source: Micropal. Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.

Our most recent efforts to find value have included buying shares in several energy companies, including some in the oil service business and others involved in oil exploration and production. Among the companies whose stock we purchased were Reading & Bates, Rowan Companies Inc., and Santa Fe Energy Resources. We also found good value in selected health care names whose prices had declined due to short-term disruptions, such as Foundation Health Systems and PacifiCare Health Systems Inc. Strong merger and acquisition activity also provided us with some good investment opportunities. Many foreign stocks remained attractive, but the larger capitalization names were generally less compelling than they had been a year or two ago. However, opportunities in the smaller capitalization companies still appear to be plentiful.

We appreciate your participation in the Mutual Qualified Fund and welcome your comments and suggestions.

Sincerely,

Franklin Mutual Series Portfolio Management Team



TOP 10 HOLDINGS
Period ended 6/30/97

COMPANY,                                   % OF TOTAL
INDUSTRY                                   NET ASSETS
-----------------------------------------------------
Sunbeam Corp.,
Food & Household
Products                                       3.1%

Chase Manhattan Corp.,
Banking                                        2.6%

Investor AB, B,
Multi-Industry                                 2.4%

US West Media Group,
Broadcasting & Publishing                      2.3%

General Motors Corp.,
Automobiles                                    1.6%

Morgan Stanley Dean Witter
Discover & Co.,
Financial Services                             1.4%

RJR Nabisco Inc.,
Beverages & Tobacco                            1.2%

Foundation Health
Systems, A, Health &
Personal Care                                  1.0%

Telephone & Data Systems
Inc., Telecommunications                       1.0%

Philip Morris Cos. Inc.,
Beverages & Tobacco                            1.0%

For a complete listing of portfolio holdings, see page 13 of this report.

This discussion reflects the strategies the fund employed during the six months under review, and includes opinions as of the close of the period. Since economic and market conditions are constantly changing, strategies and evaluations, conclusions, and decisions regarding portfolio holdings may change as new circumstances arise. Although past performance of a specific investment or sector cannot guarantee future performance, such information can be useful in analyzing securities the fund purchases and sells.

It is important to remember that the fund may invest in lower-rated "junk bonds," which entail higher credit risks, as well as in foreign securities involving risks, such as political uncertainty or fluctuations in foreign exchange rates in areas where investments are made. Notably, the fund generally expects to hedge against currency risk. The fund's value-oriented strategy may include investments in companies involved in mergers, reorganizations, restructurings, or liquidations. The risks associated with this and other fund-specific investments are described in the prospectus.

INVESTMENT APPROACH

We seek to invest in securities selling at a substantial discount to their intrinsic value, taking into consideration, among other factors, price/book, price/earnings, and cash flow. Rather than attempt to project growth rates and earnings, we try to determine what a company is worth today -- and we want to buy it at significantly less than that. Applying this value approach, we invest primarily in three areas: (1) cheap stocks based on asset values, (2) mergers, recapitalizations, spin-offs and other extraordinary corporate changes, and (3) bankruptcy and other financially distressed situations. These investments, particularly in the latter two categories, do not typically move with the same volatility as the market indices and, therefore, have tended to reduce excessive volatility in our overall performance. In general, we have tended to underperform the S&P 500(R) slightly in bull markets, while outperforming the benchmark in sideways and bear markets. Of course, past performance cannot guarantee future results.

PERFORMANCE SUMMARY

CLASS Z

The Mutual Qualified Fund's Class Z shares provided a cumulative total return of 13.73% for the six-month period ended June 30, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any.

The fund's Class Z share price increased $2.23 per share, from $16.24 on December 31, 1996, to $18.47 on June 30, 1997.* During the reporting period, Class Z shares did not pay distributions. Of course, distributions will vary depending on income earned by the fund, as well as any profits realized from the sale of securities in the portfolio.

* Per share amounts for all periods prior to February 3, 1997, have been restated to reflect a 2-for-1 share split effective at the close of business on Friday, January 31,1997.

Past performance is not predictive of future results.


CLASS Z
PERIODS ENDED 6/30/97

                                                            1-YEAR      5-YEAR     10-YEAR
--------------------------------------------------------------------------------------------

Cumulative Total Return(1)                                    26.24%     151.69%     301.14%
Average Annual Total Return(2)                                26.24%      20.27%      14.90%
Value of $10,000 Investment(3)                              $12,624     $25,168     $40,114


                                  6/30/93      6/30/94      6/30/95     6/30/96     6/30/97
--------------------------------------------------------------------------------------------

One-Year Total Return(4)           21.75%       12.35%       19.88%      21.58%      26.24%


1. Cumulative total returns represent the change in value of an investment over the indicated periods.

2. Average annual total returns represent the average annual change in value of an investment over the indicated periods.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the indicated periods.

4. One-year total returns represent the change in value of an investment over the periods ended on the specified dates.

All total return calculations assume reinvestment of dividends and capital gains, if any, at net asset value. The fund's manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the manager had not taken this action, the fund's total return would have been lower. Franklin Mutual Advisers has made a commitment to the fund's Board not to seek an increase in the rate of investment advisory fees for a three year period beginning November 1, 1996.

Investment return and principal value will fluctuate with market conditions, currencies and the economic, social, and political climates of countries where investments are made. Thus, your shares, when redeemed, may be worth more or less than their original cost.

Past performance is not predictive of future results.

CLASS I

The Mutual Qualified Fund's Class I shares provided a cumulative total return of 13.49% for the six-month period ended June 30, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any, and does not include the initial sales charge.

The fund's Class I share price, as measured by net asset value, increased $2.19 per share, from $16.23 on December 31, 1996, to $18.42 on June 30, 1997.* During the reporting period, Class I shares did not pay distributions. Of course, distributions will vary depending on income earned by the fund, as well as any profits realized from the sale of securities in the portfolio.

CLASS I
PERIODS ENDED 6/30/97

                                                       SINCE
                                                     INCEPTION
                                   SIX MONTHS        (11/1/96)
--------------------------------------------------------------
Cumulative Total Return(1)            13.49%           20.84%
Aggregate Total Return(2)              8.39%           14.45%
Value of $10,000 Investment(3)       $10,839          $11,445

1. Cumulative total returns represent the change in value of an investment over the indicated periods and do not include the sales charge.

2. Aggregate total returns represent the change in value of an investment over the indicated periods and include the maximum 4.5% initial sales charge. Since these shares have existed for less than one year, average annual total returns are not provided.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the indicated periods and include the sales charge.

All total return calculations assume reinvestment of dividends and capital gains, if any, at net asset value. The fund's manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the manager had not taken this action, the fund's total return would have been lower. The fee waiver may be discontinued at any time, upon notice to the fund's Board of Directors.

Investment return and principal value will fluctuate with market conditions, currencies and the economic, social, and political climates of countries where investments are made. Thus, your shares, when redeemed, may be worth more or less than their original cost.

* Per share amounts for all periods prior to February 3, 1997, have been restated to reflect a 2-for-1 share split effective at the close of business on Friday, January 31,1997.

Past performance is not predictive of future results.

CLASS II

The Mutual Qualified Fund's Class II shares provided a cumulative total return of 13.19% for the six-month period ended June 30, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any, and does not include sales charges.

The fund's Class II share price, as measured by net asset value, increased $2.14 per share, from $16.23 on December 31, 1996, to $18.37 on June 30, 1997.* During the reporting period, Class II shares did not pay distributions. Of course, distributions will vary depending on income earned by the fund, as well as any profits realized from the sale of securities in the portfolio.

CLASS II
PERIODS ENDED 6/30/97

                                                   SINCE
                                                 INCEPTION
                                  SIX MONTHS      (11/1/96)
-----------------------------------------------------------
Cumulative Total Return(1)          13.19%          20.43%
Aggregate Total Return(2)           11.06%          18.20%
Value of $10,000 Investment(3)     $11,106        $11,820

1. Cumulative total returns represent the change in value of an investment over the indicated periods and do not include sales charges.

2. Aggregate total returns represent the change in value of an investment over the indicated periods and include the 1.0% initial sales charge and the 1.0% contingent deferred sales charge, applicable to shares redeemed within 18 months of investment. Since these shares have existed for less than one year, average annual total returns are not provided.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the indicated periods and include sales charges.

All total return calculations assume reinvestment of dividends and capital gains, if any, at net asset value. The fund's manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the manager had not taken this action, the fund's total return would have been lower. The fee waiver may be discontinued at any time, upon notice to the fund's Board of Directors.

Investment return and principal value will fluctuate with market conditions, currencies and the economic, social, and political climates of countries where investments are made. Thus, your shares, when redeemed, may be worth more or less than their original cost.

* Per share amounts for all periods prior to February 3, 1997, have been restated to reflect a 2-for-1 share split effective at the close of business on Friday, January 31,1997.

Past performance is not predictive of future results.

MUTUAL QUALIFIED FUND
Financial Highlights

Per Share Operating Performance - Class Z++ (For a share outstanding throughout the period)


                                          Six months
                                             ended                              Year ended December 31
                                         June 30, 1997    -------------------------------------------------------------------
                                          (unaudited)        1996          1995          1994          1993          1992
                                         -------------    -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of
period................................       $16.24          $14.87        $13.34        $13.50        $12.22        $10.59
                                         -------------    -----------   -----------   -----------   -----------   -----------
Income from investment operations:
    Net investment income.............          .18             .47           .33           .22           .19           .25
    Net realized and unrealized
      gain............................         2.05            2.62          3.17           .55          2.56          2.14
                                         -------------    -----------   -----------   -----------   -----------   -----------
Total from investment operations......         2.23            3.09          3.50           .77          2.75          2.39
                                         -------------    -----------   -----------   -----------   -----------   -----------
Distributions:
    Dividends from net investment
      income..........................        --               (.43)         (.33)         (.21)         (.19)         (.25)
    Distributions from net realized
      gains...........................        --               (1.29)        (1.64)         (.72)        (1.28)         (.51)
                                         -------------    -----------   -----------   -----------   -----------   -----------
Total distributions...................              --         (1.72)        (1.97)         (.93)        (1.47)         (.76)
                                         -------------    -----------   -----------   -----------   -----------   -----------
Change in net asset value.............          2.23            1.37          1.53          (.16)         1.28          1.63
                                         -------------    -----------   -----------   -----------   -----------   -----------
Net asset value, end of period........        $18.47          $16.24        $14.87        $13.34        $13.50        $12.22
                                         ==============   ============  ============  ============  ============  ============
Total Return*.........................         13.73%          21.19%        26.60%         5.73%        22.71%        22.70%
Ratios /supplemental data
Net assets, end of period (000).......   $4,942,467       $4,287,975    $3,002,132    $1,791,940    $1,511,015    $1,250,785
Ratio of expenses to average net
  assets..............................          .78%**          .78%          .72%          .73%          .78%          .82%
Ratio of expenses, net of fee waiver,
  to average net assets...............          .74%**          .75%          .72%          .73%          .78%          .82%
Ratio of net investment income to
  average net assets..................          2.20%**         3.06%         2.71%         1.91%         1.65%         2.10%
Portfolio turnover rate...............         27.62%          65.03%        75.59%        67.65%        56.22%        47.39%
Average commission rate paid (per
  share)..............................         $0.0413         $0.0357           --            --            --            --


*  Not annualized for periods of less than one year.
** Annualized.
++ Per share amounts for all periods to December 31, 1996 have been restated to reflect a 2-for-1 stock split effective February 3, 1997.

MUTUAL QUALIFIED FUND
Financial Highlights (continued)

Per Share Operating Performance - Class I++ (For a share outstanding throughout the period)

                                                                                   Six months       For the period
                                                                                      ended        November 1, 1996+
                                                                                  June 30, 1997         through
                                                                                   (unaudited)     December 31, 1996
                                                                                  -------------    -----------------
Net asset value, beginning of period...........................................       $16.23             $16.40
                                                                                  -------------    -----------------
Income from investment operations:
    Net investment income......................................................          .08                .16
    Net realized and unrealized gain...........................................         2.11                .89
                                                                                  -------------    -----------------
Total from investment operations...............................................         2.19               1.05
                                                                                  -------------    -----------------
Distributions:
    Dividends from net investment income.......................................        --                  (.41)
    Distributions from net realized gains......................................        --                   (.81)
                                                                                  -------------    -----------------
Total distributions............................................................              --            (1.22)
                                                                                  -------------    -----------------
Change in net asset value......................................................          2.19               (.17)
                                                                                  -------------    -----------------
Net asset value, end of period.................................................        $18.42             $16.23
                                                                                  ==============   ====================
Total Return*..................................................................         13.49%              6.47%
Ratios /supplemental data
Net assets, end of period (000)................................................   $220,550            $20,381
Ratio of expenses to average net assets........................................          1.13%**            1.28%**
Ratio of expenses, net of fee waiver, to average net assets....................          1.10%**            1.13%**
Ratio of net investment income to average net assets...........................          2.15%**            3.19%**
Portfolio turnover rate........................................................         27.62%             65.03%
Average commission rate paid (per share).......................................         $0.0413            $0.0357

* Total return does not reflect sales commissions or the contingent deferred sales charge. Not annualized for periods of less than one year.
**Annualized.
+ Commencement of sales.
++Per share amounts for the period ended December 31, 1996 have been restated to reflect a 2-for-1 stock split effective February 3, 1997.

MUTUAL QUALIFIED FUND
Financial Highlights (continued)

Per Share Operating Performance - Class II++ (For a share outstanding throughout the period)


                                                                                   Six months
                                                                                     ended         For the period
                                                                                    June 30,      November 1, 1996+
                                                                                      1997             through
                                                                                  (unaudited)     December 31, 1996
                                                                                  ------------    -----------------
Net asset value, beginning of period...........................................      $16.23             $16.40
                                                                                  ------------    -----------------
Income from investment operations:
    Net investment income......................................................         .04                .13
    Net realized and unrealized gain...........................................        2.10                .91
                                                                                  ------------    -----------------
Total from investment operations...............................................        2.14               1.04
                                                                                  ------------    -----------------
Distributions:
    Dividends from net investment income.......................................             --            (.39)
    Distributions from net realized gains......................................       --                   (.82)
                                                                                  ------------    -----------------
Total distributions............................................................             --            (1.21)
                                                                                  ------------    -----------------
Change in net asset value......................................................         2.14               (.17)
                                                                                  ------------    -----------------
Net asset value, end of period.................................................       $18.37             $16.23
                                                                                  ==============  ====================
Total Return*..................................................................        13.19%              6.37%
Ratios /supplemental data
Net assets, end of period (000)................................................   $106,670            $9,963
Ratio of expenses to average net assets........................................         1.78%**            1.93%**
Ratio of expenses, net of fee waiver, to average net assets....................         1.75%**            1.78%**
Ratio of net investment income to average net assets...........................         1.50%**            2.59%**
Portfolio turnover rate........................................................        27.62%             65.03%
Average commission rate paid (per share).......................................        $0.0413            $0.0357

 *Total return does not reflect sales commissions or the contingent deferred sales charge. Not annualized for periods of less than one year.
**Annualized.
 +Commencement of sales.
++Per share amounts for all periods prior to December 31, 1996 have been restated to reflect a 2-for-1 stock split effective February 3, 1997.

MUTUAL QUALIFIED FUND
Investment Portfolio, June 30,1997 (unaudited)

        INDUSTRY                           ISSUE                     COUNTRY            SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------
                        Common Stocks  77.0%
Aerospace & Military Tech  1.7%
                        General Motors Corp., H....................    U.S.                169,300     $    9,777,075
                        *Hexcel Corporation........................    U.S.                843,498         14,550,341
                        *Kreisler Manufacturing Corp. .............    U.S.                 17,660            103,753
                        *Litton Industries Inc. ...................    U.S.                249,900         11,831,731
                        Lockheed Martin Corp. .....................    U.S.                 56,822          5,884,628
                        *Loral Space & Communications..............    U.S.                523,200          7,848,000
                        McDonnell Douglas Corp. ...................    U.S.                597,400         40,921,900
                        Primex Technologies Inc. ..................    U.S.                 66,650          1,424,644
                                                                                                       --------------
                                                                                                           92,342,072
                                                                                                       --------------
Appliances & Household Durables  0.3%
                        Black & Decker Corp........................    U.S.                460,500         17,124,844
                                                                                                       --------------
Automobiles  2.1%
                        General Motors Corp. ......................    U.S.              1,532,500         85,341,094
                        Volvo AB, B................................    Swe.                873,930         23,386,143
                                                                                                       --------------
                                                                                                          108,727,237
                                                                                                       --------------
Banking  2.6%
                        Banc One Corp. ............................    U.S.                181,800          1,664,313
                        Chase Manhattan Corp., new.................    U.S.              1,395,572        135,457,708
                                                                                                       --------------
                                                                                                          137,122,021
                                                                                                       --------------
Beverages & Tobacco  3.6%
                        BAT Industries PLC.........................    U.K.              2,775,000         24,839,090
                        Brown-Forman Corp., B......................    U.S.                221,500         10,811,969
                        *Gallaher Group PLC........................    U.K.                910,000          4,258,356
                        *Gallaher Group PLC, ADR...................    U.K.                410,800          7,574,125
                        Genesee Corp., A...........................    U.S.                  7,000            278,250
                        Genesee Corp., B...........................    U.S.                 45,341          1,802,305
                        Grand Metropolitan PLC.....................    U.K.                711,265          6,887,718
                        Heineken Holding NV, A.....................   Neth.                 82,752         12,858,200
                        Philip Morris Cos. Inc.....................    U.S.              1,198,100         53,165,688
                        RJR Nabisco Holdings Corp..................    U.S.              1,922,883         63,455,139
                        Seagrams Company Ltd.......................    Can.                142,700          5,743,675
                                                                                                       --------------
                                                                                                          191,674,515
                                                                                                       --------------
Broadcasting & Publishing  7.5%
                        Belo (AH) Corp.............................    U.S.                235,900          9,819,338
                        BHC Communications Inc., A.................    U.S.                143,041         17,093,400
                        Chris Craft Industries Inc.................    U.S.                195,906          9,452,465
                        Daily Mail & General Trust PLC.............    U.K.                 38,500          1,134,823
                        Daily Mail & General Trust PLC, A..........    U.K.                949,800         26,098,186
                        Dow Jones & Co. Inc........................    U.S.              1,070,200         43,008,663
                        Dun & Bradstreet Corp......................    U.S.                957,700         25,139,625
                        Hollinger International Inc., A............    U.S.                416,900          4,664,069
                        Houghton Mifflin Co........................    U.S.                482,400         32,200,200
                        NV Holdingsmij de Telegraaf................   Neth.              1,301,024         28,103,020

MUTUAL QUALIFIED FUND
Investment Portfolio, June 30,1997 (unaudited) (continued)

        INDUSTRY                           ISSUE                     COUNTRY            SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------
Broadcasting & Publishing (continued)
                        Pearson PLC................................    U.K.              1,629,500     $   18,873,208
                        Scripps (EW) Co., A........................    U.S.              1,062,300         44,218,238
                        *US West Media Group.......................    U.S.              5,945,500        120,396,375
                        *Viacom Inc., B............................    U.S.                522,700         15,681,000
                                                                                                       --------------
                                                                                                          395,882,610
                                                                                                       --------------
Building Materials & Components  0.8%
                        *American Standard Cos Inc. ...............    U.S.                534,000         23,896,500
                        Johns-Manville Corp. ......................    U.S.                521,764          6,163,337
                        Lone Star Industries Inc. .................    U.S.                 53,116          2,406,819
                        Noland Co. ................................    U.S.                 17,500            411,250
                        Puerto Rican Cement Co. Inc. ..............    U.S.                246,900          8,039,681
                                                                                                       --------------
                                                                                                           40,917,587
                                                                                                       --------------
Business & Public Services  1.9%
                        +Esselte AB, A.............................    Swe.              1,375,000         31,462,090
                        +Esselte AB, B.............................    Swe.                233,600          5,496,115
                        Suez Lyonnaise Des Eaux SA.................     Fr.                364,807         36,749,523
                        *Talbert Medical Management Holdings
                         Corp......................................    U.S.                 48,741          2,168,975
                        *Tenet Healthcare Corp.....................    U.S.                859,200         25,400,100
                                                                                                       --------------
                                                                                                          101,276,803
                                                                                                       --------------
Chemicals  2.1%
                        Chemfirst Inc. ............................    U.S.                898,400         24,369,100
                        DSM NV.....................................   Neth.                116,428         11,584,079
                        General Chemical Group Inc. ...............    U.S.                390,900         10,456,575
                        Olin Corp. ................................    U.S.              1,284,500         50,175,781
                        Rohm & Haas Co. ...........................    U.S.                136,600         12,302,538
                                                                                                       --------------
                                                                                                          108,888,073
                                                                                                       --------------
Construction & Housing  0.2%
                        Martin Marietta Materials Inc. ............    U.S.                271,084          8,776,345
                                                                                                       --------------
Data Processing & Reproduction  0.2%
                        *National Processing Inc. .................    U.S.                218,000          2,234,500
                        *NCR Corp..................................    U.S.                217,100          6,458,725
                                                                                                       --------------
                                                                                                            8,693,225
                                                                                                       --------------
Electrical & Electronics  1.4%
                        Philips Electronics NV.....................   Neth.                193,000         13,824,342
                        Philips Electronics NV, N.Y.reg. ..........   Neth.                516,900         37,152,188
                        *Unitrode Corp., wts. .....................    U.S.                  4,569            100,518
                        *Wang Labs Inc., A.........................    U.S.              1,065,500         22,708,469
                                                                                                       --------------
                                                                                                           73,785,517
                                                                                                       --------------

MUTUAL QUALIFIED FUND
Investment Portfolio, June 30,1997 (unaudited) (continued)

        INDUSTRY                           ISSUE                     COUNTRY            SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------
Electronic Components & Instruments  0.9%
                        *Amphenol Corp., A.........................    U.S.                362,773     $   14,102,800
                        *Imation Corp. ............................    U.S.                588,700         15,526,963
                        Raychem Corp. .............................    U.S.                 79,000          5,875,625
                        Spectra Physics AB, A......................    Swe.                748,800         13,455,265
                                                                                                       --------------
                                                                                                           48,960,653
                                                                                                       --------------
Energy Equipment & Services  1.1%
                        *Rowan Cos. Inc. ..........................    U.S.                211,500          5,961,656
                        Transocean Offshore Inc. ..................    U.S.                690,816         50,170,512
                                                                                                       --------------
                                                                                                           56,132,168
                                                                                                       --------------
Energy Sources  5.2%
                        Amerada Hess Corp. ........................    U.S.                 80,000          4,445,000
                        Ashland Inc. ..............................    U.S.                298,800         13,856,850
                        Enron Global Power & Pipeline..............    U.S.                617,200         20,560,475
                        Enserch Corp. .............................    U.S.              1,363,000         30,333,425
                        Imperial Oil Ltd. .........................    Can.                421,400         21,649,425
                        *Nuevo Energy Co. .........................    U.S.                629,200         25,797,200
                        Pennzoil Co. ..............................    U.S.                392,400         30,116,700
                        *Reading & Bates Corp. ....................    U.S.                470,500         12,585,875
                        Royal Dutch Petroleum Co. .................   Neth.                384,800         20,923,500
                        *Santa Fe Energy Resources Inc. ...........    U.S.                398,000          5,845,625
                        Shell Transport & Trading Co. PLC..........    U.K.              2,065,500         14,085,534
                        Societe Elf Aquitaine SA...................     Fr.                406,700         43,876,291
                        Union Texas Petroleum Holdings Inc.........    U.S.                634,200         13,278,563
                        *Western Atlas Inc.........................    U.S.                209,600         15,353,200
                                                                                                       --------------
                                                                                                          272,707,663
                                                                                                       --------------
Financial Services  5.4%
                        Advanta Corp., A...........................    U.S.                163,300          6,001,275
                        Advanta Corp., B...........................    U.S.                593,900         21,194,806
                        Arthur J Gallagher Co......................    U.S.                325,500         12,287,625
                        Astoria Financial Corp.....................    U.S.                 29,600          1,406,000
                        Bear Stearns Co. Inc.......................    U.S.                302,111         10,328,428
                        Beneficial Corp............................    U.S.                107,900          7,667,644
                        Central European Equity Fund Inc...........    U.S.                228,800          5,491,200
                        *(R)Cityscape Financial Corp...............    U.S.                861,000         16,307,878
                        Finova Group Inc...........................    U.S.                430,700         32,948,559
                        *+ITLA Capital Corp........................    U.S.                709,000         11,521,250
                        Lehman Brothers Holdings Inc...............    U.S.                314,500         12,737,250
                        Liberty Financial Companies Inc............    U.S.                130,347          6,501,057
                        *+Long Beach Financial Corp................    U.S.              1,100,000          9,625,000
                        Long Island Bancorp Inc....................    U.S.                465,800         16,914,363
                        Morgan Stanley Dean Witter Discover &
                         Co........................................    U.S.              1,755,000         75,574,688
                        New Germany Fund Inc.......................    U.S.                694,800         10,943,100
                        *+Regent Kingpin Chile Value Fund..........    U.K.                 80,180            117,063
                        *(R)St. George Holdings Ltd., A............    U.S.                152,073             15,207


MUTUAL QUALIFIED FUND
Investment Portfolio, June 30,1997 (unaudited) (continued)

        INDUSTRY                           ISSUE                     COUNTRY            SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------
Financial Services (continued)
                        (R)*St. George Holdings Ltd., B............    U.S.                  1,495     $          150
                        United Asset Management Corp...............    U.S.              1,022,300         28,943,869
                                                                                                       --------------
                                                                                                          286,526,412
                                                                                                       --------------
Food & Household Products  6.3%
                        Cadbury Schweppes PLC......................    U.K.              1,724,149         15,375,473
                        Dial Corp..................................    U.S.              1,134,900         17,732,813
                        Lindt & Spruengli Chocolate Works Ltd.,
                         partn. ctf................................   Swtz.                  4,445          8,217,391
                        Lindt & Spruengli Chocolate Works Ltd.,
                         reg.......................................   Swtz.                    116          2,541,595
                        Nabisco Holdings Corp., A..................    U.S.                109,700          4,374,288
                        Seaboard Corp..............................    U.S.                 10,100          2,666,400
                        STE Bic....................................     Fr.                141,186         23,087,744
                        +(R)Sunbeam Corp...........................    U.S.              4,800,554        163,098,822
                        Tootsie Roll Industries Inc................    U.S.                176,773          7,866,399
                        Tupperware Corp............................    U.S.                365,800         13,351,700
                        *U S Industries Inc........................    U.S.                268,000          9,547,500
                        +Van Melle NV..............................   Neth.                461,477         36,205,338
                        Verenigde Bedrijven Nutricia NV............   Neth.                164,539         25,985,577
                                                                                                       --------------
                                                                                                          330,051,040
                                                                                                       --------------
Forest Products & Paper  0.7%
                        Bowater Inc................................    U.S.                310,600         14,365,254
                        Greif Brothers Corp., A....................    U.S.                 93,400          2,521,800
                        St. Joe Paper Corp.........................    U.S.                152,100         12,738,375
                        Temple Inland Inc..........................    U.S.                 46,500          5,195,620
                                                                                                       --------------
                                                                                                           34,821,049
                                                                                                       --------------
Health & Personal Care  4.5%
                        Allergan Inc...............................    U.S.                676,800         21,530,700
                        *Apria Healthcare Group Inc................    U.S.                655,200         11,629,800
                        *Beverly Enterprises.......................    U.S.              1,896,000         30,810,000
                        *Foundation Health Systems, A..............    U.S.              1,802,130         54,627,066
                        *Horizon/CMS Healthcare Corp...............    U.S.              1,111,000         22,289,438
                        Instrumentarium Group, A...................    Fin.                 52,000          1,952,723
                        Instrumentarium Group, B...................    Fin.                325,200         12,149,401
                        *(R)Kendall International Inc., Residual
                         Ownership Certificates....................    U.S.                    444              5,328
                        *Kindercare Learning Centers Inc...........    U.S.                 49,302            936,738
                        Maxicare Health Plans Inc..................    U.S.                544,100         12,174,238
                        *Mid-Atlantic Medical Services.............    U.S.              1,036,400         16,128,975
                        *Pacificare Health Systems Inc., A.........    U.S.                305,142         18,480,162
                        *Pacificare Health Systems Inc., B.........    U.S.                181,790         11,611,836
                        *Perrigo Co. ..............................    U.S.                409,800          5,122,500
                        *Physicians Heath Services, A..............    U.S.                 25,700            693,900
                        Rhone-Poulenc Rorer Inc. ..................    U.S.                 70,200          6,379,425
                        *Vitalink Pharmacy Services Inc. ..........    U.S.                507,009          9,696,547
                                                                                                       --------------
                                                                                                          236,218,777
                                                                                                       --------------

MUTUAL QUALIFIED FUND
Investment Portfolio, June 30,1997 (unaudited) (continued)

        INDUSTRY                           ISSUE                     COUNTRY            SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------
Industrial Components  1.6%
                        Crown Cork & Seal Co. Inc. ................    U.S.                210,854     $   11,267,511
                        Gencorp Inc. ..............................    U.S.              1,002,900         23,192,063
                        +(R)Lancer Industries Inc., B..............    U.S.                      4             51,286
                        Lucas Varity PLC...........................    U.K.              2,512,977          8,704,545
                        Lucas Variety PLC, ADR.....................    U.K.                999,174         34,596,400
                        *Owens-Illinois Inc. ......................    U.S.                159,800          4,953,800
                                                                                                       --------------
                                                                                                           82,765,605
                                                                                                       --------------
Insurance  4.8%
                        *Alleghany Corp. ..........................    U.S.                 92,773         20,178,145
                        Allmerica Property & Casualty Companies
                         Inc. .....................................    U.S.                395,800         12,962,450
                        American General Corp. ....................    U.S.                260,703         12,448,578
                        AON Corp. .................................    U.S.                712,650         36,879,650
                        Argonaut Group Inc. .......................    U.S.                169,100          4,988,450
                        *(R)CGA Group Ltd. ........................    U.S.                139,785            698,925
                        Cincinnati Financial Corp. ................    U.S.                 18,600          1,469,400
                        Enhance Financial Services Group Inc. .....    U.S.                195,000          8,555,625
                        Financial Security Assurance Holding
                         Ltd. .....................................    U.S.                230,200          8,963,413
                        Fund American Enterprises Holdings Inc. ...    U.S.                242,976         25,512,480
                        Hartford Financial Services Group Inc. ....    U.S.                134,800         11,154,700
                        Kansas City Life Insurance Co. ............    U.S.                 29,890          2,361,310
                        Koelnische Rueckversicherungs AG...........     Gr.                 12,055         10,369,001
                        Leucadia National Corp. ...................    U.S.                354,000         10,951,875
                        Ohio Casualty Corp. .......................    U.S.                177,100          7,792,400
                        Old Republic International Corp. ..........    U.S.                652,400         19,775,875
                        Provident Companies Inc. ..................    U.S.                283,384         15,161,044
                        Royal & Sun Alliance Insurance Group PLC...    U.K.              2,444,023         18,030,312
                        Safeco Corp. ..............................    U.S.                133,800          6,246,788
                        Selective Insurance Group Inc. ............    U.S.                183,300          8,878,594
                        Torchmark Corp. ...........................    U.S.                 59,500          4,239,375
                        Twentieth Century Industries California....    U.S.                145,000          3,045,000
                        Unitrin Inc. ..............................    U.S.                 48,600          2,964,600
                                                                                                       --------------
                                                                                                          253,627,990
                                                                                                       --------------
Leisure & Tourism  1.3%
                        *Circus Circus Enterprises Inc. ...........    U.S.                275,800          6,791,575
                        Comcast Corp., A...........................    U.S.                 58,000          1,214,375
                        Comcast Corp., Special A...................    U.S.              1,615,137         34,523,553
                        Hilton Hotels Corp. .......................    U.S.                356,500          9,469,531
                        *ITT Corp. ................................    U.S.                246,800         15,070,225
                        Readers Digest Association Inc., A.........    U.S.                 58,800          1,686,825
                                                                                                       --------------
                                                                                                           68,756,084
                                                                                                       --------------

MUTUAL QUALIFIED FUND
Investment Portfolio, June 30,1997 (unaudited) (continued)


        INDUSTRY                           ISSUE                     COUNTRY            SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------
Machinery & Engineering  0.9%
                        Federal Mogul Corp. .......................    U.S.                 26,600     $      931,000
                        Giddings & Lewis Inc. .....................    U.S.                 75,000          1,565,625
                        ITT Industries Inc. .......................    U.S.              1,317,300         33,920,475
                        New Holland NV.............................    U.S.                411,000         11,251,125
                                                                                                       --------------
                                                                                                           47,668,225
                                                                                                       --------------
Merchandising  1.8%
                        Delchamps Inc. ............................    U.S.                 57,700          1,846,400
                        Dillards Inc., A...........................    U.S.                467,000         16,169,875
                        *Footstar Inc. ............................    U.S.                897,100         23,436,738
                        *Neiman-Marcus Group Inc. .................    U.S.                316,500          8,308,125
                        *Provigo Inc. .............................    Can.              3,629,100         20,629,592
                        *Service Merchandise Co. Inc. .............    U.S.                166,900            500,700
                        *Waban Inc. ...............................    U.S.                697,500         22,450,781
                                                                                                       --------------
                                                                                                           93,342,211
                                                                                                       --------------
Metals & Mining  0.8%
                        LTV Corp. .................................    U.S.                293,900          4,188,075
                        *Metallurg Inc. ...........................    U.S.                377,819          4,250,464
                        Reynolds Metals Co. .......................    U.S.                494,700         35,247,375
                                                                                                       --------------
                                                                                                           43,685,914
                                                                                                       --------------
Multi-Industry  8.0%
                        Alexander & Baldwin Inc. ..................    U.S.                143,200          3,741,100
                        *Berkshire-Hathaway Inc., A................    U.S.                    425         20,060,000
                        Canadian Pacific Ltd., new.................    Can.                166,000          4,720,625
                        Forvaltnings AB Ratos, B...................    Swe.              4,975,200         45,343,106
                        Harcourt General Inc. .....................    U.S.                473,600         22,555,200
                        Incentive AB, A............................    Swe.                167,300         15,139,293
                        Investor AB, A.............................    Swe.                934,900         48,343,352
                        Investor AB, B.............................    Swe.              2,412,000        127,062,246
                        Lagardere SCA..............................     Fr.                793,428         23,046,635
                        McMillan Bloedel Ltd. .....................    Can.                369,000          5,063,579
                        Morton International Inc. .................    U.S.                854,000         25,780,125
                        *Ranger Industries Inc. ...................    U.S.                 24,483             16,832
                        Sophus Berendsen AS, A.....................    Den.                 42,405          6,099,004
                        Sophus Berendsen AS, B.....................    Den.                238,375         34,464,374
                        Viad Corp. ................................    U.S.              1,994,500         38,394,125
                                                                                                       --------------
                                                                                                          419,829,596
                                                                                                       --------------
Real Estate  2.0%
                        *Alexander's Inc. .........................    U.S.                134,390          9,457,696
                        *Al-Zar Ltd. LP............................    U.S.                     59             20,650
                        *Cadillac Fairview Corp. ..................    Can.              1,149,135         21,843,509
                        *Cadillac Fairview Corp., wts. ............    Can.                126,360            983,649
                        *Castle & Cooke Inc. ......................    U.S.                 49,666            822,593
                        *E & J Properties Ltd. ....................    U.S.                  5,600             10,500
                        Mark Centers Trust.........................    U.S.                110,400          1,062,600

MUTUAL QUALIFIED FUND
Investment Portfolio, June 30,1997 (unaudited) (continued)

        INDUSTRY                           ISSUE                     COUNTRY            SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------
Real Estate (continued)
                        Metropolis Realty Trust Inc. ..............    U.S.                 33,000     $    1,221,000
                        *+(R)MSCW Investors II, LLC................    U.K.             23,562,000         39,237,956
                        *+(R)S.H. Mortgage Acquisition LLC.........    U.S.              6,106,769          6,106,769
                        *+(R)Wellsford Real Properties Inc. .......    U.S.              2,427,184         24,029,122
                                                                                                       --------------
                                                                                                          104,796,044
                                                                                                       --------------
Recreation & Other Consumer Goods  0.6%
                        Mattel Inc. ...............................    U.S.                455,800         15,440,225
                        Todd A O Corp., A..........................    U.S.                191,774          1,866,800
                        Xerox Corp. ...............................    U.S.                206,200         16,264,025
                                                                                                       --------------
                                                                                                           33,571,050
                                                                                                       --------------
Telecommunications  2.9%
                        AT&T Corp. ................................    U.S.                725,400         25,434,338
                        *Ionica PLC, units.........................    U.K.                  7,850          4,160,500
                        *Ionica PLC, wts. .........................    U.K.                  2,170            477,400
                        MCI Communications Corp. ..................    U.S.                680,300         26,042,734
                        Sprint.....................................    U.S.                256,600         13,503,575
                        *Tele Communications Inc., Liberty Media
                         Group A...................................    U.S.                428,100         10,167,375
                        Telephone & Data Systems Inc. .............    U.S.              1,423,800         54,015,425
                        *360 Degrees Communications Co. ...........    U.S.              1,077,534         18,452,770
                                                                                                       --------------
                                                                                                          152,254,117
                                                                                                       --------------
Textiles & Apparel  0.1%
                        Fab Industries Inc. .......................    U.S.                186,000          5,812,500
                                                                                                       --------------
Transportation  3.3%
                        Burlington Northern Santa Fe Corp. ........    U.S.                349,100         31,375,363
                        Canadian National Railway Co. .............    Can.                416,900         18,239,375
                        *Central Transport Rental Group............    U.K.                700,000             81,600
                        Florida East Coast Industries Inc. ........    U.S.                301,500         33,466,500
                        *Fritz Cos. ...............................    U.S.                392,300          3,800,406
                        Helikopter Services Group ASA..............    Nor.                637,400          8,174,917
                        *MS Carriers Inc. .........................    U.S.                186,200          4,678,275
                        *Railtrack Group PLC.......................    U.K.              3,618,000         37,686,872
                        Ryder Systems Inc. ........................    U.S.                690,000         22,770,000
                        Tranz Rail Holdings Ltd., ADR..............    N.Z.                395,500          6,674,063
                        Xtra Corp. ................................    U.S.                202,800          8,910,525
                                                                                                       --------------
                                                                                                          175,857,896
                                                                                                       --------------
Utilities Electrical & Gas  0.4%
                        Northeast Utilities........................    U.S.              2,272,500         21,730,781
                                                                                                       --------------
                        Total Common Stocks (Cost
                         $3,046,395,518)...........................                                     4,054,326,624
                                                                                                       --------------

MUTUAL QUALIFIED FUND
Investment Portfolio, June 30,1997 (unaudited) (continued)

                                                                                      NUMBER OF
                                           ISSUE                     COUNTRY            SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------
                        Preferred Stocks  0.5%
                        *(R)CGA Group Ltd., pfd., A, Units.........    U.S.                240,000     $    6,000,000
                        *(R)CGA Group Ltd., pfd., B................    U.S.                 28,571            714,275
                        Criimi Mae Inc., 10.875%, cvt., pfd., B....    U.S.                 26,200            946,475
                        Crown Cork & Seal Co. Inc., 4.50%, cvt.,
                         pfd. .....................................    U.S.                 83,784          4,231,092
                        Excel Realty Trust Inc., cvt., pfd., A.....    U.S.                258,000          7,030,500
                        Gentra Inc., pfd., G.......................    Can.                 74,000          1,192,295
                        *(R)Interlake Corp., 9.00%, Series A3,
                         cvt., pfd. ...............................    U.S.                  1,050          1,192,087
                        *+(R)Lancer Industries Inc., pfd., C.......    U.S.                205,128          2,615,382
                        *North Atlantic Trading Company Inc. 144A,
                         pfd.......................................    U.S.                     15            375,000
                        *Wundies Industries Inc., 11.25%, pfd. ....    U.S.                 12,168             35,744
                                                                                                       --------------
                        Total Preferred Stocks (Cost
                         $18,938,369)..............................                                        24,332,850
                                                                                                       --------------
                                                                                     PRINCIPAL IN
                                                                                   LOCAL CURRENCY**
                                                                                   ----------------
                        Corporate Bonds and Notes  1.1%
                        American Communication Services Inc.,
                         14.50%, 11/1/05...........................    U.S.              1,950,000          1,150,500
                        American Telecasting Inc., zero cpn.,
                         6/15/04...................................    U.S.              2,000,000            630,000
                        Asia Pulp & Paper Co. Ltd., 12.00%,
                         12/29/49, 144A............................   Indo.(A)           2,850,000          2,929,259
                        Azteca Holdings, 11.00%, 6/15/02, 144A.....    Mex.(A)             500,000            505,625
                        Cadillac Fairview Corp., 12.00%, 7/31/05...    Can.                131,259             97,426
                        CAI Wireless Systems Inc., 12.25%,
                         9/15/02...................................    U.S.              2,600,000            832,000
                        (R)CGA Private Trust Company, Ltd., FRN,
                         6/10/99...................................    U.S.              1,071,425          1,071,425
                        Cityscape Financial Corp., 12.75%, 6/1/04,
                         144A......................................    U.S.              2,000,000          1,980,000
                        Consorcio G Grupo Dina SA de CV  8.00%,
                         cvt., 8/8/04..............................    Mex.(A)           2,330,000          1,881,475
                        zero cpn., 11/15/02........................    Mex.(A)           4,006,000          3,505,250
                        *CS Wireless Inc., zero coupon, B,
                         3/1/06....................................    U.S.              6,025,000          1,415,875
                        (R)Fairchild Semiconductor Corp., 11.74%,
                         3/14/08...................................    U.S.              2,525,000          2,525,000
                        Flagstar Companies Inc., 10.75%, 9/15/01...    U.S.                950,000            969,000
                        FRD Acquisition Co., 12.50%, 7/15/04.......    U.S.                875,000            934,063
                        Gaylord Container Corp., 9.75%, 6/15/07....    U.S.                500,000            501,250
                        Gentra Inc.
                        7.50%, 12/31/01, Series A..................    Can.              9,900,000          9,391,361
                        7.50%, new, 12/31/01, Series B.............    Can.                629,584            506,056
                        Globalstar LP, 11.25%, 6/15/04, 144A.......    U.S.              1,250,000          1,178,125
                        Greyhound Lines Inc., 11.5%, 4/15/07,
                         144A......................................    U.S.                550,000            588,500
                        Inflo Systems Inc., 10.00%, 1/1/07.........    U.S.              2,100,000          1,785,000
                        Metallurg Inc., 12.00%, 4/14/07............    U.S.              3,247,000          3,344,410
                        North Atlantic Trading Company Inc.,
                         11.00%, 6/15/04...........................    U.S.                650,000            659,750
                        Olivetti International NV, 3.75%, cvt.,
                         12/31/99..................................    Itl.          8,300,000,000          4,835,236
                        Oxford Automotive Inc., 10.125%, 6/15/07,
                         144A......................................    U.S.                775,000            775,000
                        *Peoples Choice TV
                         Corp., unit, 13.25%, cvt., 6/1/04.........    U.S.                  1,925            721,875
                        Phonetel Technologies Inc., 12.00%,
                         12/15/06..................................    U.S.                425,000            431,375
                        Sassco, 12.75%, 02/15/05, w/i..............    U.S.              1,000,000          1,050,000
                        Specialty Foods Corp., 11.25%, 8/15/03,
                         B.........................................    U.S.              2,460,000          2,115,600
                        Supermercados Norte SA, 10.875%, 02/09/04,
                         144A......................................    Arg.(A)           1,100,000          1,127,500
                        Stone Container Corp., 11.50%, 8/15/06,
                         144A......................................    Can.(A)             810,000            830,250
                        TFM SA de CV, 10.25%, 6/15/07, 144A........    Mex.(A)             350,000            354,375
                        TFM SA de CV, 6/15/09, 144A................    Mex.(A)           1,750,000          1,015,000
                        Transamerican Energy Corporation, 6/15/02,
                         144A......................................    U.S.              5,000,000          3,637,500

                                      20

MUTUAL QUALIFIED FUND
Investment Portfolio, June 30,1997 (unaudited) (continued)

                                                                                     PRINCIPAL IN
                                           ISSUE                     COUNTRY       LOCAL CURRENCY**        VALUE
-------------------------------------------------------------------------------------------------------------------
                        Corporate Bonds and Notes (continued)
                        Transamerican Energy Corporation, 11.50%,
                         6/15/02, 144A.............................    U.S.              1,000,000     $      972,500
                        Uniforet Inc., 11.125%, 10/15/06...........    Can.(A)             880,000            792,000
                        Vicap SA, 11.375%, 5/15/07, 144A...........    U.S.              1,000,000          1,048,750
                                                                                                       --------------
                            Total Corporate Bonds and Notes (Cost
                              $52,453,472).........................                                        58,088,311
                                                                                                       --------------
                        Bonds and Notes in Reorganization  1.4%
                        *Adams County Co. Ind. Dev. Auth., 9.00%,
                         11/1/96...................................    U.S.              7,201,000              3,601
                        *Ames Department Stores Inc., trade
                         claims....................................    U.S.              4,002,809             30,021
                        *Boston Chicken Inc., zero cpn., cvt.,
                         6/1/15....................................    U.S.              3,200,000            700,000
                        *Caldor Corp., trade claims................    U.S.              7,483,883            823,227
                        *Dow Corning Corp.
                        8.15%, 10/15/29............................    U.S.              5,150,000          5,948,250
                        8.55%, 3/1/01..............................    U.S.              1,000,000          1,167,500
                        9.30%, 1/27/98.............................    U.S.              1,835,000          2,165,300
                        9.375%, 2/1/08.............................    U.S.                735,000            870,975
                        bank debt #1...............................    U.S.              1,801,364          3,434,250
                        bank debt #2...............................    U.S.              2,850,000          2,170,644
                        swap ......................................    U.S.              7,437,830          7,660,965
                        *El Paso TX Housing Finance Corp., 8.88%,
                         10/15/96..................................    U.S.              3,565,000              1,783
                        *Eurotunnel Finance Ltd., bank claim
                        tranche A..................................    U.K.              5,000,000          3,934,287
                        tranche A1.................................    U.K.              2,366,047          1,861,742
                        tranche B..................................    U.K.(B)             141,591             73,813
                        tranche B..................................    U.K.                745,178            586,349
                        tranche D..................................    Bel.             55,000,000            706,794
                        tranche D1.................................    Bel.            274,574,182          3,528,496
                        tranche E..................................     Fr.(B)             550,694            287,082
                        tranche E..................................     Fr.             62,625,488          4,928,665
                        tranche E1.................................     Fr.             32,166,338          2,531,511
                        tranche J1.................................    U.K.              1,169,819            920,480
                        *Harrah's Jazz Finance Corp., 14.25%,
                         11/15/01..................................    U.S.              2,900,000          1,116,500
                        *Harvard Industries Inc., 11.125%,
                         8/1/05....................................    U.S.              3,000,000          1,215,000
                        *Heartland Wireless Comm. Inc.
                        13.00%, 4/15/03............................    U.S.                615,000            221,400
                        13.00%, 4/15/03, Ser. D....................    U.S.              1,030,000            370,800
                        Home Holdings Inc.
                        8.625%, 12/15/03...........................    U.S.              3,215,000            675,150
                        7.75%, 12/15/98............................    U.S.                745,000            152,725
                        *Louisiana Agriculture Finance Auth.
                        8.80%, 10/01/96............................    U.S.                750,000                375
                        8.25%, 10/01/96............................    U.S.              1,600,000                800
                        *Louisiana Housing Finance Auth., 8.61%,
                         8/01/96...................................    U.S.              6,150,000              3,075
                        *Maxicare Health Plans Inc., bank note.....    U.S.                124,847             39,951


MUTUAL QUALIFIED FUND
Investment Portfolio, June 30,1997 (unaudited) (continued)

                                                                                     PRINCIPAL IN
                                           ISSUE                     COUNTRY       LOCAL CURRENCY**        VALUE
---------------------------------------------------------------------------------------------------------------------
                        Bonds and Notes in Reorganization
                         (continued)
                        Mercury Finance Co., Commercial Paper
                        2/2/97.....................................    U.S.                550,000     $      506,000
                        2/3/97.....................................    U.S.                610,009            561,208
                        2/4/97.....................................    U.S.                 77,596             71,388
                        2/6/97.....................................    U.S.                360,373            331,819
                        2/7/97.....................................    U.S.                232,789            214,166
                        2/11/97....................................    U.S.                116,394            107,082
                        2/13/97....................................    U.S.                186,231            171,333
                        2/18/97....................................    U.S.                 77,596             71,388
                        2/19/97....................................    U.S.                713,886            656,775
                        2/20/97....................................    U.S.                117,170            107,796
                        2/21/97....................................    U.S.                170,712            157,055
                        2/24/97....................................    U.S.                263,828            242,722
                        3/10/97....................................    U.S.              4,000,000          3,680,000
                        3/17/97....................................    U.S.                529,356            487,008
                        4/11/97....................................    U.S.                 38,798             35,694
                        4/18/97....................................    U.S.                108,635             99,944
                        4/22/97....................................    U.S.                 62,077             57,111
                        4/24/97....................................    U.S.                 93,116             85,667
                        Mercury Finance Co., Bank Claim, MTN
                        6.29%, 12/16/97............................    U.S.              4,300,000          3,956,000
                        6.16%, 12/15/98............................    U.S.                500,000            460,000
                        7.33%, 6/29/99.............................    U.S.              1,350,000          1,242,000
                        7.42%, 6/29/00.............................    U.S.              4,003,269          3,683,007
                        7.50%, 6/29/01.............................    U.S.              3,903,269          3,591,007
                        *Nebraska Investment Finance Auth., 8.34%,
                         11/1/93...................................    U.S.              1,000,000                500
                        *Southeast Banking Corp.
                        10.50%, 4/11/2001..........................    U.S.              3,875,000          2,325,000
                        4.75%, 10/15/97............................    U.S.              2,200,000          1,540,000
                        zero coupon, 11/10/97......................    U.S.                750,000            450,000
                        *Stratosphere Corp., 14.25%, 5/15/02.......    U.S.              1,100,000            797,500
                        *Tiphook Finance Corp., bank claim.........    U.K.                118,013            190,632
                                                                                                       --------------
                        Total Bonds and Notes in   Reorganization
                            (Cost $68,014,387).....................                                        74,011,313
                                                                                                       --------------
                                                                                        NUMBER
                                                                                      OF SHARES
---------------------------------------------------------------------------------------------------------------------
                        Companies in Liquidation  0.0%
                        *Aerospace Creditors Liquidating Trust,
                         CBI.......................................    U.S.                126,677            158,346
                        *Americana Hotels & Realty Corp............    U.S.                143,000             84,913
                        *City Investing Co., Liquidating Trust.....    U.S.              1,579,485          1,480,769
                        *MBO Properties Inc. ......................    U.S.                160,917            724,127
                        *MCorp Financial Trust, claim units........    U.S.                 27,617             53,852
                        *MCorp Trust, claim units..................    U.S.                 27,611                276
                                                                                                       --------------
                            Total Companies in Liquidation (Cost
                              $277,408)............................                                         2,502,283
                                                                                                       --------------

MUTUAL QUALIFIED FUND
Investment Portfolio, June 30,1997 (unaudited) (continued)

                                                                                      PRINCIPAL
                                           ISSUE                     COUNTRY            AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
                        Short Term Obligations  17.5%
                        Federal Home Loan Bank System, 5.106% to
                         5.910% with maturities to 6/11/98.........    U.S.             45,000,000     $   44,915,317
                        Federal Home Loan Bank System, discount
                         notes, 5.11% to 5.95% with maturities to
                         5/26/98...................................    U.S.            317,895,000        310,045,605
                        Federal Home Loan Mortgage Corp., 5.715% to
                         5.950% with maturities to 6/19/98.........    U.S.             27,900,000         27,900,192
                        Federal Home Loan Mortgage Corp., discount
                         notes, 5.19% to 5.21%, with maturities to
                         10/31/97..................................    U.S.             14,000,000         13,827,248
                        Federal National Mortgage Assn., 6.08%,
                         5/6/98....................................    U.S.             12,500,000         12,527,325
                        Federal National Mortgage Assn., discount
                         notes, 5.12% to 5.64%, with maturities to
                         4/10/98...................................    U.S.            523,450,000        513,820,144
                                                                                                       --------------
                            Total Short Term Obligations (Cost
                              $911,349,743)........................                                       923,035,831
                                                                                                       --------------
                        Total Investments 97.5% (Cost
                         $4,097,428,897)...........................                                     5,136,297,212
                        Securities Sold Short  (0.9%)..............                                       (49,395,507)
                        Options Written  0.0%......................                                          (110,250)
                        Net Equity in Forward Contracts  0.7%......                                        37,857,416
                        Other Assets, Less Liabilities  2.7%.......                                       145,037,998
                                                                                                       --------------
                        Total Net Assets  100.0%...................                                    $5,269,686,869
                                                                                                       ==============
Securities Sold Short
------------------------
                              ISSUER                                 COUNTRY            SHARES             VALUE
-------------------------------------------------------------------  -------       ----------------    --------------
Boeing Co..........................................................    U.S.                384,400     $   20,397,225
*Enserch Exploration Inc. .........................................    U.S.                 23,000            251,563
*Healthsouth Corp. ................................................    U.S.                936,900         23,363,944
Pharmacia & Upjohn.................................................    U.S.                154,900          5,382,775
                                                                                                       --------------
    Total (proceeds $46,191,703)...................................                                    $   49,395,507
                                                                                                       ==============
Options Written
---------------------------------------------------------------------------------------------------

                                                                                    SHARES SUBJECT
          Common Stock / Expiration Date / Exercise Price                              TO CALL             VALUE
-------------------------------------------------------------------                ----------------    --------------
*Advanta Corp. / July / 35.........................................                        210,000     $       76,125
*Advanta Corp. / July / 40.........................................                        210,000             34,125
                                                                                                       --------------
    Total (premiums received $90,646)..............................                                    $      110,250
                                                                                                       ==============

 *Non-income producing securities
**Securities traded in currency of countries indicated
(A)Traded in U.S. Dollars
(B)Traded in European Currency Units
(R)Restricted Securities
 +Affiliated Issuers (see Note 8)

                      See Notes to Financial Statements.

MUTUAL QUALIFIED FUND
Financial Statements

Statement of Assets and Liabilities
June 30, 1997 (unaudited)

Assets:
 Investments in securities, at value
  Unaffiliated Issuers (cost $3,957,513,908)........................  $4,806,731,019
  Controlled Affiliates (cost $42,385,488)..........................      45,344,725
  Non Controlled Affiliates (cost $97,529,501)......................     284,221,468     $5,136,297,212
                                                                      --------------
 Cash...............................................................                         14,829,460
 Receivables:
  Investment securities sold........................................                         70,539,902
  Capital shares sold...............................................                         60,080,773
  Dividends and interest............................................                          9,549,232
 Deposits with broker for securities sold short.....................                         39,225,868
 Unrealized gains on forward exchange contracts (Note 9)............                         43,722,673
                                                                                         --------------
     Total assets...................................................                      5,374,245,120
                                                                                         --------------
Liabilities:
 Payables:
  Investment securities purchased...................................                         38,599,978
  Capital shares redeemed...........................................                          7,142,982
 Securities sold short, at value (proceeds received $46,191,703)....                         49,395,507
 Outstanding options written, at value (premium received $90,646)...                            110,250
 Unrealized loss on forward exchange contracts (Note 9).............                          5,865,257
 Accrued expenses...................................................                          3,444,277
                                                                                         --------------
     Total liabilities..............................................                        104,558,251
                                                                                         --------------
Net assets, at value................................................                     $5,269,686,869
                                                                                         ==============
Net assets consist of:
 Undistributed net investment income................................                     $   49,791,111
 Net unrealized appreciation........................................                      1,073,502,323
 Accumulated net realized gain......................................                        282,116,682
 Net capital paid in on shares of capital stock.....................                      3,864,276,753
                                                                                         --------------
Net assets, at value................................................                     $5,269,686,869
                                                                                         ==============

Class Z
 Net asset value per share ($4,942,466,660 / 267,649,100 shares outstanding)...............  $18.47
                                                                                             ======
Class I
 Net asset value per share ($220,550,265 / 11,972,206 shares outstanding)..................  $18.42
                                                                                             ======
 Maximum offering price ($18.42 / 95.50%)..................................................  $19.29
                                                                                             ======
Class II
 Net asset value per share ($106,669,944 / 5,807,507 shares outstanding)...................  $18.37
                                                                                             ======
 Maximum offering price ($18.37 / 99.00%)..................................................  $18.56
                                                                                             ======

                      See Notes to Financial Statements.

MUTUAL QUALIFIED FUND
Financial Statements (continued)

Statement of Operations
for the six months ended June 30, 1997 (unaudited)

Investment income:
 (net of $3,054,104 foreign taxes withheld)
 Dividends...........................................................   $ 39,952,988
 Interest............................................................     29,348,740
                                                                        ------------
     Total income....................................................                      $ 69,301,728
Expenses:
 Management fees (Note 4)............................................     14,043,145
 Administrative fees (Note 4)........................................      1,819,491
 Distribution fees (Note 4)
       Class I.......................................................        198,664
       Class II......................................................        260,308
 Transfer agent fees (Note 4)........................................      1,564,987
 Custodian fees......................................................        261,045
 Reports to shareholders.............................................        179,784
 Audit fees..........................................................         18,088
 Legal fees..........................................................         45,213
 Registration and filing fees........................................        158,943
 Directors' fees and expenses........................................         19,304
 Other...............................................................         59,150
                                                                        ------------
     Total expenses..................................................     18,628,122
 Less expenses waived (Note 4).......................................       (713,505)
                                                                        ------------
     Total expenses less fees waived.................................                        17,914,617
                                                                                           ------------
     Net investment income...........................................                        51,387,111
Realized and unrealized gain:
 Net realized gain on:
  Investments........................................................    173,735,223
  Foreign currency transactions......................................     39,620,309
                                                                        ------------
                                                                         213,355,532
                                                                        ------------
 Net unrealized appreciation on:
  Investments........................................................    309,742,875
  Foreign currency translation of other assets and liabilities.......     37,790,523
                                                                        ------------
                                                                         347,533,398
                                                                        ------------
Net realized and unrealized gain.....................................                       560,888,930
                                                                                           ------------
Net increase in net assets resulting from operations.................                      $612,276,041
                                                                                           ============


                      See Notes to Financial Statements.

MUTUAL QUALIFIED FUND
Financial Statements (continued)

Statements of Changes in Net Assets

                                   Six months
                                      ended
                                                                    June 30, 1997           Year ended
                                                                     (unaudited)         December 31, 1996
                                                                    --------------       -----------------
Increase (decrease) in net assets:
 Operations:
  Net investment income..........................................   $   51,387,111        $   114,962,821
  Net realized gain on investment and foreign currency
    transactions.................................................      213,355,532            276,332,748
  Net unrealized appreciation....................................      347,533,398            330,171,813
                                                                    --------------       -----------------
    Net increase in net assets resulting from operations.........      612,276,041            721,467,382
Distributions to shareholders:
 From net investment income
  Class Z........................................................               --           (107,303,548)
  Class I........................................................               --               (353,451)
  Class II.......................................................               --               (182,773)
 From net realized gain
  Class Z........................................................               --           (311,919,654)
  Class I........................................................               --               (711,352)
  Class II.......................................................               --               (378,697)
Capital share transactions (Note 3)
  Class Z........................................................       65,775,419            983,246,572
  Class I........................................................      184,629,256             21,035,840
  Class II.......................................................       89,686,717             10,286,322
                                                                    --------------       -----------------
    Net increase in net assets...................................      952,367,433          1,315,186,641
Net assets:
 Beginning of period.............................................    4,317,319,436          3,002,132,795
                                                                    --------------       -----------------
 End of period...................................................   $5,269,686,869        $ 4,317,319,436
                                                                    ==============        ===============

                      See Notes to Financial Statements.

MUTUAL QUALIFIED FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Qualified Fund (the Fund) is a separate diversified series of Franklin Mutual Series Fund Inc. (the Series Fund), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital appreciation and income through a flexible policy of investing in stocks and corporate debt securities. The following summarizes the Fund's significant accounting policies.

a. Security Valuation:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. Foreign Currency Translation:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income Taxes:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all of its taxable income.

d. Securities Transactions, Investment Income, Expenses and Distributions:

Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

MUTUAL QUALIFIED FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

Common expenses incurred by the Series Fund are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

e. Accounting Estimates:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

f. Options:

Options purchased are recorded as investments; options written (sold) are accounted for as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

g. Securities Sold Short:

The Fund is engaged in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must also maintain a deposit with the Broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

2. MERGER OF HEINE SECURITIES AND FRANKLIN RESOURCES

On October 31, 1996, pursuant to an agreement between Franklin  Resources,  Inc.
(FRI) and Heine Securities Corporation (Heine), the investment adviser, the assets of Heine were acquired by Franklin Mutual Advisers, Inc. (FMA), a subsidiary of FRI. FMA became the investment adviser to the Series Fund and the Series Fund name changed from Mutual Series Fund Inc. to Franklin Mutual Series Fund Inc.

3. CAPITAL STOCK

Effective November 1, 1996, the Fund offered three classes of shares: Class Z, Class I and Class II. Outstanding shares before that date were designated as Class Z shares. The shares have the same rights except for their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

MUTUAL QUALIFIED FUND
Notes to Financial Statements (unaudited) (continued)

3. CAPITAL STOCK (cont.)

Effective February 3, 1997, the shares of the Fund were split on a 2-for-1 basis. All previously reported per share data for the Fund have been restated to give effect to the split. At June 30, 1997, there were 1.150 billion Fund shares authorized ($0.001 par value) of which 750 million, 200 million, and 200 million were designated as Class Z, Class I, and Class II shares, respectively. Transactions in the Fund's shares were as follows:

                                                                                                     Year ended
                                                             Six months ended                     December 31, 1996
                                                              June 30, 1997
                                                       ----------------------------         -----------------------------
                                                         Shares          Amount               Shares           Amount
                                                       -----------    -------------         -----------    --------------
Class Z
Shares sold...........................................  19,237,457    $ 366,637,284          34,226,041    $1,085,539,409
Shares issued on reinvestment of distributions........          --               --          12,345,504       395,968,029
Shares issued on 2-for-1 stock split.................. 131,387,870               --                  --                --
Shares Redeemed....................................... (15,000,638)    (300,861,865)        (15,506,528)     (498,260,866)
                                                       -----------    -------------         -----------    --------------
Net increase.......................................... 135,624,689    $  65,775,419          31,065,017    $  983,246,572
                                                       =============  ===============       ============   ================

                                                                                                     Year ended
                                                             Six months ended                     December 31, 1996
                                                              June 30, 1997
                                                       ----------------------------         -----------------------------
                                                         Shares          Amount               Shares           Amount
                                                       -----------    -------------         -----------    --------------
Class I
Shares sold...........................................   9,974,728    $ 190,167,087             601,500    $   20,190,535
Shares issued on reinvestment of distributions........          --               --              29,625           953,331
Shares issued on 2-for-1 stock split..................   1,682,112               --                  --                --
Shares Redeemed.......................................    (312,534)      (5,537,831)             (3,225)         (108,026)
                                                       -----------    -------------         -----------    --------------
Net increase..........................................  11,344,306    $ 184,629,256             627,900    $   21,035,840
                                                       =============  ===============       ============   ================


                                                             Six months ended                    Year ended
                                                              June 30, 1997                    December 31, 1996
                                                       ----------------------------         -----------------------------
                                                         Shares          Amount               Shares           Amount
                                                       -----------    -------------         -----------    --------------
Class II
Shares sold...........................................   4,992,998    $  92,212,775             300,727    $   10,097,197
Shares issued reinvestment of distributions...........          --               --              12,961           416,815
Shares issued on 2-for-1 stock split..................     655,258               --                  --                --
Shares Redeemed.......................................    (147,770)      (2,526,058)             (6,667)         (227,690)
                                                       -----------    -------------         -----------    --------------
Net increase..........................................   5,500,486    $  89,686,717             307,021    $   10,286,322
                                                       =============  ===============       ============   ================

4. TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of FMA, Franklin Templeton Services, Inc. (FTSI), Franklin Templeton Distributors, Inc. (FTD) and Franklin Templeton Investor Services, Inc. (FTIS), the Fund's investment manager, administrative manager, principal underwriter for Class I and II shares, and transfer agent, respectively.

MUTUAL QUALIFIED FUND
Notes to Financial Statements (unaudited) (continued)

4. TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (cont.)

The Fund pays an investment management fee to FMA of .60% per year of the average daily net assets of the Fund. In connection with the merger, FRI and FMA agreed, through October 31, 1999, to limit the expense ratio of the Fund to be no higher than expected for the Fund's 1996 fiscal year, except that increases in expenses will be permitted if the Fund's Board of Directors determines that such expenses would have been higher had the merger not taken place. This expense limitation does not include items such as litigation expenses, interest, taxes, insurance, brokerage commissions, and expenses of an extraordinary nature. The expense reduction is set forth in the Statement of Operations.

The Fund pays its allocated share of an administrative fee to FTSI based on the Series Fund's aggregate average daily net assets as follows: .15% per annum of the first $200 million, .135% of the next $500 million, .10% of the next $500 million, and .075% in excess of $1.2 billion.

The Fund reimburses FTD up to .35% and 1.00% per year of the average daily net assets of Class I and Class II, respectively, for costs incurred in marketing the Fund's shares. FTD received net commissions from sales of Fund shares and received contingent deferred sales charges for the period of $317,671 and $11,039, respectively.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 1997 aggregated $1,546,538,078 and $1,040,785,262, respectively.

Transactions in options written during the six months ended June 30, 1997 were as follows:


                                                                        Number of Contracts     Premium
                                                                        -------------------    ---------
            Options Outstanding at December 31, 1996...................          275           $ 119,483
            Options written............................................          420              90,646
            Options terminated in closing transactions.................         (275)           (119,483)
                                                                                 ---           ---------
            Options outstanding June 30, 1997..........................          420           $  90,646
                                                                        =====================  ==========

6. INCOME TAXES

At June 30, 1997, the net unrealized appreciation based on the cost of investments for income tax purposes of $4,052,030,034 was as follows:

            Unrealized appreciation.................................................  $1,081,474,171
            Unrealized depreciation.................................................     (46,712,751)
                                                                                      --------------
            Net unrealized appreciation.............................................  $1,034,761,420
                                                                                      ================

MUTUAL QUALIFIED FUND
Notes to Financial Statements (unaudited) (continued)

7. RESTRICTED SECURITIES

The Fund may purchase securities through a private offering that generally cannot be sold to the public without prior registration under the Securities Act of 1933. The costs of registering such securities are paid by the issuer. Restricted securities held at June 30, 1997 are as follows:

Number of Shares or                                                                          Acquisition
 Principal Amount                                    Issuer                                     Date           Value
------------------------------------------------------------------------------------------------------------------------
       139,785         CGA Group, Ltd.,...................................................    6/10/97       $    698,925
       240,000         CGA Group, Ltd., Pfd., A, Units....................................    6/10/97          6,000,000
        28,571         CGA Group, Ltd., Pfd., B...........................................    6/10/97            714,275
     1,071,425         CGA Private Trustee Co., Ltd., FRN, 6/10/99........................    6/10/97          1,071,425
       861,000         Cityscape Financial Corp...........................................     1/3/97         16,307,878
     2,525,000         Fairchild Semiconductor Corp., 11.74%, 3/14/08.....................     4/2/97          2,525,000
         1,050         Interlake Corp., 9%, Series A3, cvt., pfd..........................    6/17/92          1,192,087
           444         Kendall International, Inc., Residual Ownership Certificates.......     7/6/92              5,328
             4         Lancer Industries, Inc., B.........................................    8/11/89             51,286
       205,128         Lancer Industries, Inc., Pfd., C...................................    8/11/89          2,615,382
    23,562,000         MSCW Investors II, LLC.............................................    12/27/95        39,237,956
     6,106,769         S.H. Mortgage Acquisition LLC......................................    8/17/95          6,106,769
       152,073         St. George Holdings Ltd., A........................................    6/10/97             15,207
         1,495         St. George Holdings Ltd., B........................................    6/10/97                150
     4,800,554         Sunbeam Corp.......................................................    2/23/90        163,098,822
     2,427,184         Wellsford Real Properties, Inc.....................................     6/2/97         24,029,122
                                                                                                            ------------

Total Restricted Securities (Cost $108,925,758) (5.0% of Net Assets)......................                  $263,669,612
                                                                                                            ==============

MUTUAL QUALIFIED FUND
Notes to Financial Statements (unaudited) (continued)

8. INVESTMENT IN AFFILIATES

The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" at June 30, 1997, were $329,566,193. For the period ended 6/30/97, dividend income from "affiliated companies" was $1,939,724 and net realized gains (losses) from disposition of "affiliated companies" were $6,917,801.


                                 Number of
                                  Shares                                Shares                        Dividend        Realized
                                  Held at       Gross      Gross        Held at         Value          Income         Capital
                               Dec. 31, 1996  Additions  Reductions  June 30, 1997  June 30, 1997  1/1/97-6/30/97  Gains/(losses)
---------------------------------------------------------------------------------------------------------------------------------
Controlled Affiliates*
MSCW Investors II, LLC........   23,562,000          --          --    23,562,000   $  39,237,956            --              --
S.H. Mortgage Acquisition
  LLC.........................   19,668,774          --  13,562,005     6,106,769       6,106,769            --      $2,122,153
                                                                                    -------------  --------------  --------------
    Total Controlled
      Affiliates..............                                                      $  45,344,725            --      $2,122,153
                                                                                    ============== ================= ==============
Non Controlled Affiliates
Esselte AB, A.................    1,375,000          --          --     1,375,000   $  31,462,090    $  889,968              --
Esselte AB, B.................      233,600          --          --       233,600       5,496,115       151,197              --
ITLA Capital Corp. ...........      605,000     104,000          --       709,000      11,521,250            --              --
Lancer Industries, Inc., B....            4          --          --             4          51,286       307,692              --
Lancer Industries, Inc., Pfd.,
  C ..........................      205,128          --          --       205,128       2,615,382            --      $4,794,846
Long Beach Financial Corp.....           --   1,100,000          --     1,100,000       9,625,000            --              --
Regent Kingpin Chile Value
  Fund........................       80,180          --          --        80,180         117,063            --              --
Regent Kingpin Chile Value
  Fund, wts...................        6,168          --       6,168            --              --            --             802
Sunbeam Corp. ................    4,800,554          --          --     4,800,554     163,098,822        96,011              --
Van Melle NV..................      457,082       4,395          --       461,477      36,205,338       494,856              --
Wellsford Real Properties,
  Inc. .......................           --   2,427,184          --     2,427,184      24,029,122            --              --
                                                                                    -------------  --------------  --------------
    Total Non Controlled Affiliates...                                              $ 284,221,468    $1,939,724      $4,795,648
                                                                                    ============== ================= ==============

* Issuers in which the Fund owns 25% or more of the outstanding voting securities.

9. FINANCIAL INSTRUMENTS

The Fund has been a party to financial instruments with off-balance sheet risk, primarily forward exchange contracts, in order to minimize the impact on the Fund from adverse changes in the relationship between the functional currency and the foreign currencies and interest rates. These instruments involve market risk in excess of the amount recognized on the Statement of Assets and Liabilities. Some of these risks have been minimized by offsetting contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency values and interest rates and contract positions that are not exact offsets. The contract amount indicates the extent of the Fund's involvement in such contracts.

The Fund may enter into forward exchange contracts to hedge against foreign exchange risks. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

MUTUAL QUALIFIED FUND
Notes to Financial Statements (unaudited) (continued)

9. FINANCIAL INSTRUMENTS (Cont.)
As of June 30, 1997, the Fund had the following forward exchange contracts outstanding:

 Contracts to                                                                      In        Settlement         Unrealized
     Buy:                                                                     Exchange for      Date            Gain/(Loss)
                                                                              ------------   ----------         -----------
      3,221,688  British Pound........................................   U.S. $ 5,245,270      9/18/97     U.S. $   106,767
      3,689,519  British Pound........................................          5,979,678     10/20/97              143,516
      1,523,696  British Pound........................................          2,476,006     11/17/97               50,528
      5,178,429  Swiss Franc..........................................          3,554,904      9/10/97               21,784
                                                                         U.S. $17,255,858                           322,595
   Contracts to
          Sell:
    142,294,577  Belgium Franc........................................   U.S. $ 4,034,437     11/07/97               77,122
     45,000,000  Canadian Dollar......................................         32,824,823      8/29/97              114,916
     58,574,024  Canadian Dollar......................................         42,929,468     11/28/97              138,057
    261,750,645  Danish Krone.........................................         40,555,245     10/24/97              859,027
    119,306,730  Dutch Guilder........................................         62,782,861      9/08/97            1,697,033
     89,019,622  Dutch Guilder........................................         47,416,171      9/17/97            1,808,118
     98,306,934  Dutch Guilder........................................         51,105,935     12/10/97              427,991
     86,377,753  Finnish Markka.......................................         17,339,232      9/03/97              621,119
    382,534,522  French Franc.........................................         70,583,211      7/17/97            5,410,920
    175,052,428  French Franc.........................................         31,153,681      8/29/97            1,245,527
     39,643,450  French Franc.........................................          7,000,000     11/14/97              191,150
    152,803,600  French Franc.........................................         26,873,655     11/28/97              603,750
     20,000,000  French Franc.........................................          3,466,805     11/28/97               28,417
     17,123,909  Deutschemark.........................................         10,193,335      9/18/97              315,772
  7,885,520,834  Italian Lira.........................................          4,624,885      1/02/98                3,740
     56,256,232  Norwegian Krone......................................          7,934,588     12/09/97              185,305
      2,500,000  Norwegian Krone......................................            353,742      9/10/97               11,114
    413,097,277  Swedish Krona........................................         62,585,755      7/21/97            9,136,775
    715,765,388  Swedish Krona........................................        103,599,193      8/15/97           10,896,317
    284,217,048  Swedish Krona........................................         38,639,974     11/18/97            1,684,122
    303,480,827  Swedish Krona........................................         40,049,201      2/17/98              447,182
    482,702,927  Swedish Krona........................................         69,718,489     10/21/97            7,028,571
        650,000  Swiss Franc..........................................            459,528      9/10/97               10,581
                                                                         U.S. $776,224,214                       42,942,626
      Net unrealized gain on offsetting forward exchange contracts ...                                              457,452
        Unrealized gain on forward exchange contracts.................                                     U.S. $43,722,673


MUTUAL QUALIFIED FUND
Notes to Financial Statements (unaudited) (continued)

9. FINANCIAL INSTRUMENTS (Cont.)

                                                                                   In        Settlement         Unrealized
                          Contracts to Buy:                                   Exchange for      Date            Gain/(Loss)
----------------------------------------------------------------------        ------------   ----------         -----------
   4,000,000  Canadian Dollar.........................................   U.S. $ 2,926,223      8/29/97     U.S. $   (18,675)
  11,900,000  Finnish Markka..........................................          2,359,155      9/03/97              (55,952)
  22,375,820  French Franc............................................          3,892,462      7/17/97              (80,301)
   1,500,000  Deutschemark............................................            906,344      9/18/97              (41,101)
  15,423,965  Swiss Franc.............................................         10,730,078      9/10/97              (76,903)
                                                                         U.S. $20,814,262                          (272,932)
                                                    Contracts to Sell:
----------------------------------------------------------------------
  17,000,000  British Pound...........................................   U.S. $27,498,010      7/18/97             (796,654)
  28,405,872  British Pound...........................................         46,848,772      8/18/97             (384,557)
  32,251,328  British Pound...........................................         51,324,763      9/18/97           (2,252,431)
  17,007,308  British Pound...........................................         27,509,320     10/20/97             (716,317)
  16,408,632  British Pound...........................................         26,829,755     11/17/97             (378,849)
  30,044,676  British Pound...........................................         48,972,822     12/15/97             (804,028)
     295,668  Canadian Dollar.........................................            214,252      8/29/97                 (665)
   7,000,000  Canadian Dollar.........................................          5,089,799     11/28/97              (24,070)
  19,216,750  Swedish Krona...........................................          2,500,000      2/17/98               (7,645)
  33,920,880  Swiss Franc.............................................         23,201,696      9/10/97             (227,109)
                                                                         U.S. $259,989,189                       (5,592,325)
      Unrealized loss on forward exchange.............................                                           (5,865,257)
        Net unrealized gain on forward exchange contracts.............                                     U.S. $37,857,416

                                      34

                      This page intentionally left blank

                      This page intentionally left blank

LITERATURE REQUEST

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Fund Information, toll free, at 1-800/DIAL BEN (1-800/342-5236). Please read the prospectus carefully before you invest or send money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH
Franklin Global Health Care Fund
Franklin Templeton Japan Fund
Templeton Developing
 Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global
 Infrastructure Fund
Templeton Global
 Opportunities Trust
Templeton Global
 Real Estate Fund
Templeton Global
 Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME
Franklin Global Utilities Fund
Franklin Templeton German
 Government Bond Fund
Franklin Templeton Global
 Currency Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and
 Income Fund

GLOBAL INCOME
Franklin Global Government
 Income Fund
Franklin Templeton Hard
 Currency Fund
Franklin Templeton High Income
 Currency Fund
Templeton Americas Government
 Securities Fund

GROWTH
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap
 Growth Fund
Mutual Discovery Fund

GROWTH AND INCOME
Franklin Asset Allocation Fund
Franklin Balance Sheet
 Investment Fund
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund Franklin Rising Dividends Fund Franklin Strategic Income Fund Franklin Utilities Fund Franklin Value Fund Mutual Beacon Fund Mutual Qualified Fund Mutual Shares Fund Templeton American Trust, Inc.

Fund Allocator Series
Franklin Templeton Conservative
 Target Fund
Franklin Templeton Moderate
 Target Fund
Franklin Templeton Growth
 Target Fund

INCOME
Franklin Adjustable Rate
 Securities Fund
Franklin Adjustable U.S.
 Government Securities Fund
Franklin's AGE High Income Fund
Franklin Investment Grade
 Income Fund
Franklin Short-Intermediate
 U.S. Government Securities Fund
Franklin U.S. Government
 Securities Fund
Franklin Money Fund
Franklin Federal Money Fund

For Corporations
Franklin Corporate Qualified
 Dividend Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME
Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free
 Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC
FUNDS SEEKING
TAX-FREE INCOME
Alabama
Arizona*
Arkansas**
California*
Colorado
Connecticut
Florida*
Georgia
Hawaii**
Indiana
Kentucky
Louisiana
Maryland
Massachusetts***
Michigan*
Minnesota***
Missouri
New Jersey
New York*
North Carolina
Ohio***
Oregon
Pennsylvania
Tennessee**
Texas
Virginia
Washington**

VARIABLE ANNUITIES+
Franklin Valuemark(R)
Franklin Templeton
 Valuemark Income Plus
 (an immediate annuity)

*Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

**The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

***Portfolio of insured municipal securities.

+ Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC.

                                                                         02/97.1

BOARD OF DIRECTORS
Michael F. Price (Chairman)
Edward I. Altman, Ph.D.
Ann Torre Grant
Andrew H. Hines, Jr.
Peter A. Langerman
William Lippman
Bruce A. MacPherson
Fred R. Millsaps
Leonard Rubin
Barry F. Schwartz
Vaugn R. Sturtevant, M.D.
Robert E. Wade

OFFICERS
Michael F. Price, President
Peter A. Langerman, Exec. Vice President
Jeffrey A. Altman, Senior Vice President
Robert L. Friedman, Senior Vice President
Raymond Garea, Senior Vice President
Lawrence N. Sondike, Senior Vice President
Greg Gigliotti, Vice President
Susan Potto, Vice President
Tom Price, Vice President
Leigh Walzer, Vice President
David Winters, Vice President
James Baio, Treasurer
Stuart C. Pistol, Assistant Treasurer
Liz Cohernour, Gen. Counsel & Secretary
Lily Simo, Assistant Secretary

INVESTMENT MANAGER
Franklin Mutual Advisers, Inc.
51 John F. Kennedy Parkway
Short Hills, NJ 07078

SHAREHOLDER SERVICES 1-800-632-2301-(Class I & II) 1-800-448-FUND-(Class Z)

FUND INFORMATION
1-800-342-5236

This report must be preceded or accompanied by the current prospectus of the Mutual Qualified Fund, which contains more complete information including risk factors, charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

475 S97 06/97

[LOGO]  Printed on recycled paper